Income Taxes - Schedule of deferred income tax assets/ (liabilities) by jurisdiction (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Income taxes
Defined benefit accrual	$ 745,000	$ 502,000
Tax loss carryforwards	38,481,000	29,006,000
Add back loss carryforwards used for the debt remission by SEALSQ France SAS	881,000	776,000
Valuation allowance	(40,107,000)	$ (30,284,000)
Deferred tax liability from acquisition	(4,367,000)
Deferred income tax assets / (liabilities)	(4,367,000)
Deferred tax liability for intangible assets	4,366,726
Foreign country
Income taxes
Deferred income tax assets / (liabilities)	$ (4,367,000)